Performance Management - Fundamentals First ETF	Oct. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Because the Fund does not have a full calendar year of performance, no performance information is presented for the Fund at this time. In the future, performance information for the Fund will be presented in this section of the Prospectus. Performance information will show changes in the Fund’s performance from year to year and show how the Fund’s average annual returns compare with those of a broad-based market index. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.fundamentalsfirstfund.com or by calling 617-228-5190.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will show changes in the Fund’s performance from year to year and show how the Fund’s average annual returns compare with those of a broad-based market index.
Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of performance, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.fundamentalsfirstfund.com
Performance Availability Phone [Text]	617-228-5190